INCOME TAXES - Schedule of Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Profit before income tax	$ 139,145	$ 210,429	$ 198,019
Tax calculated at the tax rate in each country	(27,198)	(50,726)	(40,240)
Argentine Knowledge Economy Law (note 3.7.1.1)	92	3,271	2,297
Non-deductible expenses / non-taxable gains	(1,935)	(5,212)	(1,695)
Tax loss carry forward not recognized	0	(1,360)	(207)
Recognition of previously unrecognized tax losses	3,812	2,597	4,993
Foreign withholding tax	(4,713)	(11,911)	(5,107)
Exchange difference & Inflation Adjustment	(3,015)	25,484	1,130
Global Minimum Tax	(873)	(6,625)	0
Other	(1,359)	3,056	(682)
Income tax	$ (35,189)	$ (41,426)	$ (39,511)